Cover	Aug. 11, 2022
Cover [Abstract]
Entity Registrant Name	BK Technologies Corporation
Entity Central Index Key	0000002186
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	false
Document Period End Date	Aug. 11, 2022
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	83-4064262
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	001-32644
Entity Address Address Line 1	7100 Technology Drive
Entity Address City Or Town	West Melbourne
Entity Address State Or Province	FL
Entity Address Postal Zip Code	32904
City Area Code	321
Local Phone Number	984-1414
Security 12b Title	Common Stock, par value $0.60 per share
Trading Symbol	BKTI
Security Exchange Name	NYSEAMER
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K amends Item 2.02 of the Current Report on Form 8-K filed on August 11, 2022 (the “Original Form 8-K”) solely to correct errors in the financial tables attached to the press release furnished as Exhibit 99.1 thereto (the “Exhibit”). As previously furnished, the financial tables attached to the Exhibit reflected incorrect data in the Condensed Consolidated Statements of Operations and the Condensed Consolidated Balance Sheets, which have been corrected on Exhibit 99.1 to this Amendment No. 1. No other changes have been made to the Original Form 8-K.